Nature of Operations	12 Months Ended
Jul. 01, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
NATURE OF OPERATIONS
Tapestry, Inc. (the "Company") is a leading New York-based house of modern luxury accessories and lifestyle brands. Tapestry owns the Coach and Stuart Weitzman brands. The Company’s primary product offerings, manufactured by third-party suppliers, include women’s and men’s bags, small leather goods, footwear, ready-to-wear including outerwear, watches, weekend and travel accessories, scarves, eyewear, fragrance, jewelry and other lifestyle products.
The Company realigned its reportable segments with the new structure of its business, following the acquisition of Kate Spade & Company ("Kate Spade") on July 11, 2017. As a result of this realignment, the Company has three reportable segments, beginning in fiscal 2018: Coach, Kate Spade and Stuart Weitzman. Coach and Stuart Weitzman are presented herein for the recasted segments. The Company's former North America and International segments have been consolidated within the new Coach segment. Refer to Note 15, "Segment Information," for the retrospectively recasted segment performance.
The Coach segment includes worldwide sales of Coach brand products to customers through Coach operated stores, including the Internet, concession shop-in-shops and sales to wholesale customers and independent third party distributors.
The Stuart Weitzman segment includes worldwide sales of Stuart Weitzman brand products primarily to wholesale customers, numerous independent third party distributors and through Stuart Weitzman operated stores, including the Internet.